Long Term Debt - 9.875% First Priority Secured Notes due 2022 - Additional Information (Detail) $ in Thousands		12 Months Ended
	Oct. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Vessel
Debt Instrument [Line Items]
Number of vessels | Vessel		18
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Issuance of secured notes	$ 360,000	$ 360,000
Issuance date of debt instrument		Oct. 31, 2017
Debt instrument, interest rate	9.875%
Debt instrument, maturity date		Nov. 15, 2022
Proceeds from debt issuance, net of costs	$ 356,400	$ 356,400
Number of vessels secured to notes | Vessel		18
Number of vessels | Vessel		18
Interest on notes		Interest on the 2022 Notes is payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018.
Minimum cash balance requirement		$ 20,000
Price in percentage for annual offer to purchase notes through maturity		102.00%
9.875 % First Priority Secured Notes Due 2022 [Member] | First and Second Anniversary [Member]
Debt Instrument [Line Items]
Annual amount offered to repurchase notes		$ 20,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Third Anniversary [Member]
Debt Instrument [Line Items]
Annual amount of notes to be repurchased		40,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Fourth Anniversary [Member]
Debt Instrument [Line Items]
Annual amount of notes to be repurchased		35,000
2022 Notes and Super Senior Term Loan [Member]
Debt Instrument [Line Items]
Total Secured Notes and Super Senior Term Loan due for repayment in year 1		40,000
Total Secured Notes and Super Senior Term Loan due for repayment in year 2		40,000
Total Secured Notes and Super Senior Term Loan due for repayment in year 3		40,000
Total Secured Notes and Super Senior Term Loan due for repayment in year 4		$ 35,000